Leases - Supplemental Lease Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining lease term (years)
Operating leases	9 years	10 years
Finance leases	33 years	34 years
Weighted average discount rate (%)
Operating leases	4.10%	3.80%
Finance leases	5.00%	5.10%
Cash payments related to lease liabilities
Operating cash flows used for operating leases	$ (8)	$ (8)
Financing cash flows used for finance leases	$ (1)	$ (2)